MANAGERS AMG FUNDS

TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund

(Statement of Additional Information dated May 1, 2009)

Systematic Value Fund and Systematic Mid Cap Value Fund

(Statement of Additional Information dated July 1, 2009)

Skyline Special Equities Portfolio

(Statement of Additional Information dated May 1, 2009)

Renaissance Large Cap Growth Fund

(Statement of Additional Information dated June 3, 2009)

GW&K Municipal Bond Fund

(Statement of Additional Information dated June 3, 2009)

GW&K Multi-Cap Equity Fund and GW&K Municipal Enhanced Yield Fund

(Statement of Additional Information dated May 1, 2009, as supplemented May 20, 2009)

Essex Growth Fund and Essex Small/Micro Cap Growth Fund

(Statement of Additional Information dated October 1, 2008, as supplemented January 22, 2009)

Supplement dated July 1, 2009 to the Statements of Additional Information noted above, as supplemented.

The following information supplements and supersedes any information to the contrary relating to TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund, Systematic Value Fund, Systematic Mid Cap Value Fund, Skyline Special Equities Portfolio, Renaissance Large Cap Growth Fund, GW&K Municipal Bond Fund, GW&K Multi-Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, Essex Growth Fund, and Essex Small/Micro Cap Growth Fund (the “Funds”), each a series of Managers AMG Funds, contained in each Fund’s Statement of Additional Information noted above, as supplemented.

On June 23, 2009, the Securities and Exchange Commission (“SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other Funds in the Managers Family of Funds except Managers Money Market Fund. Participation in this inter-fund lending program is voluntary for both borrowing and lending Funds, and an inter-fund loan is only made if it benefits each participating Fund. Due to their investment restrictions, the Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund will not participate in the inter-fund lending program. Managers Investment Group LLC administers the program according to procedures approved by the Fund’s Board of Trustees (the “Board”), and the Board monitors the operation of the program. An inter-fund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE